Interbank Loans - Schedule of Interbank Loans, Net (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 56,396	$ 341,244
IFRS9 [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(914,627)	(804,118)
IFRS9 [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(239)	(463)
IFRS9 [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(239)	(463)
Loans and receivables from banks	56,396	101,194
IFRS9 [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		240,050
IFRS9 [member] | Inter banks cash loans [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	37,048	30,507
IFRS9 [member] | Loans to foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	755	5,594
IFRS9 [member] | Non transferrable deposits with foreign banks [member] | Foreign Banks [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks	$ 18,832	65,556
IFRS9 [member] | Deposits in the central bank of chile [member] | Bank central of chile [member] | Interbank loans [member]
Disclosure of financial assets [line items]
Loans and receivables from banks		$ 240,050
IAS 39 [member]
Disclosure of financial assets [line items]
Loans and receivables from banks			$ 70,077